Shareholder Report	12 Months Ended	89 Months Ended
	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
Entity Central Index Key	0000717316
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000015521 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	Investor Class
Trading Symbol	BCHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund Investor Class returned 8.75% for the reporting period ended August 31, 2024.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains. In this environment, our sector allocations aided performance, particularly overweights versus the index in the charter school and special tax sectors and an underweight to state general obligation bonds. These weightings more than offset negative effects from an overweight in the multifamily housing sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Security selection detracted from performance, largely due to choices in the special tax, charter school and student housing sectors. Positive selection results in the multifamily housing, toll facilities and corporate muni sectors helped offset some negative effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. This positioning aided fund performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.75%	1.03%	3.12%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond	8.38%	1.18%	3.56%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,554,487,774	$ 1,554,487,774
Holdings Count | holding	623	623
Advisory Fees Paid, Amount	$ 5,486,583
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.6%	Weighted Average Life to Maturity	19 years
Affiliated Funds	0.1%	Modified Duration	7 years
Other Assets and Liabilities	0.3%

C000087984 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	I Class
Trading Symbol	BCHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund I Class returned 8.97% for the reporting period ended August 31, 2024.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains. In this environment, our sector allocations aided performance, particularly overweights versus the index in the charter school and special tax sectors and an underweight to state general obligation bonds. These weightings more than offset negative effects from an overweight in the multifamily housing sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Security selection detracted from performance, largely due to choices in the special tax, charter school and student housing sectors. Positive selection results in the multifamily housing, toll facilities and corporate muni sectors helped offset some negative effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. This positioning aided fund performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	8.97%	1.21%	3.32%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond	8.38%	1.18%	3.56%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,554,487,774	$ 1,554,487,774
Holdings Count | holding	623	623
Advisory Fees Paid, Amount	$ 5,486,583
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.6%	Weighted Average Life to Maturity	19 years
Affiliated Funds	0.1%	Modified Duration	7 years
Other Assets and Liabilities	0.3%

C000189669 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	Y Class
Trading Symbol	ACYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund Y Class returned 8.89% for the reporting period ended August 31, 2024.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains. In this environment, our sector allocations aided performance, particularly overweights versus the index in the charter school and special tax sectors and an underweight to state general obligation bonds. These weightings more than offset negative effects from an overweight in the multifamily housing sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Security selection detracted from performance, largely due to choices in the special tax, charter school and student housing sectors. Positive selection results in the multifamily housing, toll facilities and corporate muni sectors helped offset some negative effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. This positioning aided fund performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	8.89%	1.24%	2.96%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.29%	—
Performance Index
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond	8.38%	1.18%	2.77%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,554,487,774	$ 1,554,487,774
Holdings Count | holding	623	623
Advisory Fees Paid, Amount	$ 5,486,583
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.6%	Weighted Average Life to Maturity	19 years
Affiliated Funds	0.1%	Modified Duration	7 years
Other Assets and Liabilities	0.3%

C000015522 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	A Class
Trading Symbol	CAYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund A Class returned 8.48% for the reporting period ended August 31, 2024.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains. In this environment, our sector allocations aided performance, particularly overweights versus the index in the charter school and special tax sectors and an underweight to state general obligation bonds. These weightings more than offset negative effects from an overweight in the multifamily housing sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Security selection detracted from performance, largely due to choices in the special tax, charter school and student housing sectors. Positive selection results in the multifamily housing, toll facilities and corporate muni sectors helped offset some negative effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. This positioning aided fund performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	8.48%	0.78%	2.86%
A Class - with sales charge	3.59%	-0.15%	2.39%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond	8.38%	1.18%	3.56%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,554,487,774	$ 1,554,487,774
Holdings Count | holding	623	623
Advisory Fees Paid, Amount	$ 5,486,583
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.6%	Weighted Average Life to Maturity	19 years
Affiliated Funds	0.1%	Modified Duration	7 years
Other Assets and Liabilities	0.3%

C000015524 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	C Class
Trading Symbol	CAYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$156	1.50%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund C Class returned 7.67% for the reporting period ended August 31, 2024.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains. In this environment, our sector allocations aided performance, particularly overweights versus the index in the charter school and special tax sectors and an underweight to state general obligation bonds. These weightings more than offset negative effects from an overweight in the multifamily housing sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Security selection detracted from performance, largely due to choices in the special tax, charter school and student housing sectors. Positive selection results in the multifamily housing, toll facilities and corporate muni sectors helped offset some negative effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. This positioning aided fund performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	7.67%	0.02%	2.10%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond	8.38%	1.18%	3.56%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,554,487,774	$ 1,554,487,774
Holdings Count | holding	623	623
Advisory Fees Paid, Amount	$ 5,486,583
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.6%	Weighted Average Life to Maturity	19 years
Affiliated Funds	0.1%	Modified Duration	7 years
Other Assets and Liabilities	0.3%

C000015525 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	BCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund Investor Class returned 5.38% for the reporting period ended August 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains for the 12-month period.
•	Our sector allocations were top contributors to performance. Out-of-index weightings to the corporate muni and hospital sectors and an underweight versus the index to the state general obligation (GO) sector aided results. These allocations more than offset slightly negative effects from an underweight to local GO bonds and an overweight to the special tax sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Our security selection efforts contributed to performance, most significantly in the special tax sector. Our selections in the water and sewer sector also lifted results. These choices more than offset negative selection results among local and state GO bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.38%	0.79%	1.89%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	4.62%	1.00%	2.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,033,234,197	$ 2,033,234,197
Holdings Count | holding	935	935
Advisory Fees Paid, Amount	$ 6,363,263
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.7%	Weighted Average Life to Maturity	10 years
Affiliated Funds	0.2%	Modified Duration	4 years
Other Assets and Liabilities	0.1%

C000087985 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	BCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund I Class returned 5.59% for the reporting period ended August 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains for the 12-month period.
•	Our sector allocations were top contributors to performance. Out-of-index weightings to the corporate muni and hospital sectors and an underweight versus the index to the state general obligation (GO) sector aided results. These allocations more than offset slightly negative effects from an underweight to local GO bonds and an overweight to the special tax sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Our security selection efforts contributed to performance, most significantly in the special tax sector. Our selections in the water and sewer sector also lifted results. These choices more than offset negative selection results among local and state GO bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	5.59%	0.98%	2.09%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	4.62%	1.00%	2.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,033,234,197	$ 2,033,234,197
Holdings Count | holding	935	935
Advisory Fees Paid, Amount	$ 6,363,263
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.7%	Weighted Average Life to Maturity	10 years
Affiliated Funds	0.2%	Modified Duration	4 years
Other Assets and Liabilities	0.1%

C000189670 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	Y Class
Trading Symbol	ACYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund Y Class returned 5.63% for the reporting period ended August 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains for the 12-month period.
•	Our sector allocations were top contributors to performance. Out-of-index weightings to the corporate muni and hospital sectors and an underweight versus the index to the state general obligation (GO) sector aided results. These allocations more than offset slightly negative effects from an underweight to local GO bonds and an overweight to the special tax sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Our security selection efforts contributed to performance, most significantly in the special tax sector. Our selections in the water and sewer sector also lifted results. These choices more than offset negative selection results among local and state GO bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	5.63%	1.02%	2.12%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.29%	—
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	4.62%	1.00%	1.96%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,033,234,197	$ 2,033,234,197
Holdings Count | holding	935	935
Advisory Fees Paid, Amount	$ 6,363,263
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.7%	Weighted Average Life to Maturity	10 years
Affiliated Funds	0.2%	Modified Duration	4 years
Other Assets and Liabilities	0.1%

C000087986 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	A Class
Trading Symbol	BCIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund A Class returned 5.12% for the reporting period ended August 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains for the 12-month period.
•	Our sector allocations were top contributors to performance. Out-of-index weightings to the corporate muni and hospital sectors and an underweight versus the index to the state general obligation (GO) sector aided results. These allocations more than offset slightly negative effects from an underweight to local GO bonds and an overweight to the special tax sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Our security selection efforts contributed to performance, most significantly in the special tax sector. Our selections in the water and sewer sector also lifted results. These choices more than offset negative selection results among local and state GO bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.12%	0.52%	1.63%
A Class - with sales charge	0.39%	-0.40%	1.17%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	4.62%	1.00%	2.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,033,234,197	$ 2,033,234,197
Holdings Count | holding	935	935
Advisory Fees Paid, Amount	$ 6,363,263
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.7%	Weighted Average Life to Maturity	10 years
Affiliated Funds	0.2%	Modified Duration	4 years
Other Assets and Liabilities	0.1%

C000087987 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	C Class
Trading Symbol	BCIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$150	1.47%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund C Class returned 4.33% for the reporting period ended August 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains for the 12-month period.
•	Our sector allocations were top contributors to performance. Out-of-index weightings to the corporate muni and hospital sectors and an underweight versus the index to the state general obligation (GO) sector aided results. These allocations more than offset slightly negative effects from an underweight to local GO bonds and an overweight to the special tax sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Our security selection efforts contributed to performance, most significantly in the special tax sector. Our selections in the water and sewer sector also lifted results. These choices more than offset negative selection results among local and state GO bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.33%	-0.21%	0.88%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	4.62%	1.00%	2.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,033,234,197	$ 2,033,234,197
Holdings Count | holding	935	935
Advisory Fees Paid, Amount	$ 6,363,263
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.7%	Weighted Average Life to Maturity	10 years
Affiliated Funds	0.2%	Modified Duration	4 years
Other Assets and Liabilities	0.1%

C000015528 [Member]
Shareholder Report [Line Items]
Fund Name	California Tax-Free Money Market Fund
Class Name	Investor Class
Trading Symbol	BCTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Tax-Free Money Market Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Net Assets	$ 112,991,183	$ 112,991,183
Holdings Count | holding	54	54
Advisory Fees Paid, Amount	$ 565,917
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$112,991,183
Management Fees (dollars paid during the reporting period)	$565,917
Total Number of Portfolio Holdings	54
7-Day Current Yield - Investor Class	2.52%
7-Day Effective Yield - Investor Class	2.55%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.9%	Weighted Average Maturity	26 days
Other Assets and Liabilities	1.1%	Weighted Average Life	26 days